Total Capital and Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Issuances of Common Units

The following table summarizes the issuances of common units over the three years ending December 31, 2013:

						Teekay
	Number of					Corporation’s
	Common			Gross	Net	Ownership
	Units	Offering		Proceeds(i)	Proceeds	After the
Date	Issued	Price		$	$	Offering(ii)	Use of Proceeds
April 2011	4,251,800	$38.88		168,684	161,655	43.62%	Prepayment of revolving credit facilities
November 2011	5,500,000	$33.40		187,449	179,523	40.09%	Prepayment of revolving credit facilities
September 2012	4,825,863	$38.43		189,243	182,316	37.45%	Prepayment of revolving credit facilities
Continuous offering program during 2013	124,071	(iii	)	5,383	4,926	(iii )	General partnership purposes
July 2013	931,098	$42.96		40,816	40,776	36.92%	Funding of LNG carrier newbuilding
							Prepayment of revolving credit facilities,
							funding of an LNG carrier acquisition and
October 2013	3,450,000	$42.62		150,040	144,818	35.30%	for general partnership purposes

(i)	Including General Partner’s 2% proportionate capital contribution.
(ii)	Including Teekay Corporation’s indirect 2% general partner interest.
(iii)	In May 2013, the Partnership implemented a continuous offering program (or COP) under which the Partnership may issue new common units, representing limited partner interests, at market prices up to a maximum aggregate amount of $100 million.

Incentive Distributions

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.6500	75%	25%
Above $0.6500	50%	50%